Investment Strategy - THE GABELLI U.S. TREASURY MONEY MARKET FUND	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 99.5% of its total assets in cash, U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury strips (“U.S. Treasury Obligations”), and repurchase agreements that are collateralized fully by such obligations or cash and at least 80% of its net assets in U.S. Treasury Obligations and repurchase agreements that are collateralized fully by such obligations. Currently, the Fund invests exclusively in such U.S. Treasury Obligations.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Within these requirements, the Fund will seek to maintain a net asset value of $1.00 per share. Other requirements pertain to the maturity, liquidity, and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. In addition, the dollar-weighted average maturity for all securities contained in the Fund is required to be sixty days or less. The Fund will also limit its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset date) to 120 days.

The Fund qualifies as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose liquidity fees. While the Fund’s Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fees in the future, it has not elected to do so at this time.

The Manager may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity and (ii) redemption requests.